Premises and Equipment (Components of Premises and Equipment) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Total	¥ 1,923,706	¥ 2,058,851
Less accumulated depreciation	1,107,877	1,183,859
Premises and equipment-net	815,829	874,992
Land
Property, Plant and Equipment [Line Items]
Total	372,710	379,560
Buildings
Property, Plant and Equipment [Line Items]
Total	766,945	765,341
Equipment and furniture
Property, Plant and Equipment [Line Items]
Total	497,478	564,273
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total	255,679	303,164
Construction in progress
Property, Plant and Equipment [Line Items]
Total	¥ 30,894	¥ 46,513